Share Capital	12 Months Ended
Dec. 31, 2018
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Share Capital
43	SHARE CAPITAL

	2018 RMB million	2017 RMB million
Registered, issued and fully paid of RMB1.00 each
A shares listed on The Shanghai Stock Exchange (“A Shares”)	9,808	9,808
H shares listed on The Stock Exchange of Hong Kong Limited (“H Shares”)	4,659	4,659

	14,467	14,467

Pursuant to articles 49 and 50 of the Company’s articles of association, both the listed A shares and listed H shares are registered ordinary shares and carry equal rights.

A summary of movements in the Company’s share capital is as follows:

Number of shares in issue
At January 1, 2018	14,467
Issue of shares	—

At December 31, 2018	14,467